Business Combinations	6 Months Ended
Jun. 30, 2023
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Business Combinations
6.	Business Combinations
During the six months ended June 30, 2023, no new business combinations have occurred. The business combinations that occurred in 2022 and 2021 related to the transactions between Wallbox, Wallbox Chargers, S.L.U. and Kensington Capital Acquisition Corp. II (“Kensington”), Intelligent Solutions AS, Electromaps, S.L., AR Electronic Solutions, S.L. (“Ares”) and Coil, Inc. (“Coil”), finalized in 2022 and 2021.